PROFIT FOR THE YEAR ON DISCONTINUED OPERATIONS (Schedule of Earnings Per ADS for Discontinued Operations) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic loss per ADS (US Dollars) – discontinued operations	$ 0.08	$ 0.02	$ 0.03
Diluted loss per ADS (US Dollars) – discontinued operations	0.07	0.02	0.03
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic loss per ADS (US Dollars) – discontinued operations	1.68	0.38	0.65
Diluted loss per ADS (US Dollars) – discontinued operations	$ 1.44	$ 0.33	$ 0.51